SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Impact of Share Options and Restricted Shares

The share-based compensation cost for the Group was recognized as follows:

	Year Ended December 31,
	2017	2016	2015
Share-based compensation cost:
2011 Share Incentive Plan	$16,789	$16,399	$13,734
MRP Share Incentive Plan	516	2,088	7,093

Total share-based compensation expenses recognized in general and administrative expenses	$17,305	$18,487	$20,827

2006 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the 2006 Share Incentive Plan for the year ended December 31, 2017, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2017	9,913,794	$1.58

Outstanding as of January 19, 2017(i)	9,913,794	1.14
Exercised	(891,423)	1.13

Outstanding as of March 30, 2017	9,022,371	1.14

Outstanding as of March 31, 2017(i)	9,022,371	0.81
Exercised	(2,092,833)	0.88

Outstanding as of December 31, 2017	6,929,538	$0.80	1.77	$61,558

Fully vested as of December 31, 2017	6,929,538	$0.80	1.77	$61,558

Exercisable as of December 31, 2017	6,929,538	$0.80	1.77	$61,558

The following information is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2017	2016	2015
Proceeds from the exercise of share options	$2,192	$3,036	$1,904

Intrinsic value of share options exercised	$18,004	$6,205	$5,152

2011 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2017, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2017	10,852,351	$5.61
Forfeited or expired	(8,682)	5.76

Outstanding as of January 18, 2017	10,843,669	5.61

Outstanding as of January 19, 2017(i)	10,843,669	5.17
Granted	5,257,389	6.16
Exercised	(379,299)	4.26
Forfeited or expired	(347,811)	5.32

Outstanding as of March 30, 2017	15,373,948	5.52

Outstanding as of March 31, 2017(i)	15,373,948	5.50
Granted	123,153	7.39
Exercised	(147,912)	3.93
Forfeited or expired	(1,902,678)	5.40

Outstanding as of December 31, 2017	13,446,511	$5.55	7.93	$55,528

Fully vested and expected to vest as of December 31, 2017	13,446,511	$5.55	7.93	$55,528

Exercisable as of December 31, 2017	920,556	$3.93	4.24	$5,296

Notes

(i)	The exercise prices of all outstanding share options under the 2006 Share Incentive Plan and the 2011 Share Incentive Plan as of January 19, 2017 have been reduced by approximately $0.4404 per share as a result of the declaration of a special dividend in January 2017. The exercise prices of all outstanding share options under the 2006 Share Incentive Plan and certain share options under the 2011 Share Incentive Plan as of March 31, 2017 have been reduced by approximately $0.3293 per share reflecting the effect of the prior special dividend. The adjustments to the option exercise prices were made as required by the 2006 Share Incentive Plan and the 2011 Share Incentive Plan. Such adjustments are accounted for as modification of the affected share options requiring a comparison of the fair values of the modified share options with the respective fair values of the original share options immediately before the modification under the applicable accounting standards and the associated incremental compensation cost is not significant.

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2017	2016	2015
Weighted average grant date fair value (excluding options granted under modification)	$2.45	$2.29	$3.45

Proceeds from the exercise of share options	$2,195	$218	$511

Intrinsic value of share options exercised	$1,246	$28	$98

Summary of Assumptions Used to Estimate Fair Values of Stock Options

The fair values of share options granted under the 2011 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

	Year Ended December 31,
	2017	2016	2015
Expected dividend yield	2.00%	1.00%	1.40%
Expected stock price volatility	47.94%	46.08%	57.86%
Risk-free interest rate	2.09%	1.47%	1.59%
Expected term (years)	6.1	5.6	6.1

Summary of Restricted Shares Activity

A summary of restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2017, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2017	4,891,097	$6.91
Granted	2,550,606	6.30
Vested	(950,320)	9.72
Forfeited	(626,495)	6.46

Unvested as of December 31, 2017	5,864,888	$6.24

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2017	2016	2015
Weighted average grant date fair value	$6.30	$5.74	$7.24

Grant date fair value of restricted shares vested	$9,236	$2,751	$3,809

MRP Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the MRP Share Incentive Plan for the year ended December 31, 2017, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2017	12,374,710	$0.11
Granted	7,143,469	0.17
Exercised	(1,040,485)	0.17
Forfeited or expired	(3,410,501)	0.17

Outstanding as of December 31, 2017	15,067,193	$0.12	8.47	$595

Fully vested and expected to vest as of December 31, 2017	15,067,193	$0.12	8.47	$595

Exercisable as of December 31, 2017	4,525,458	$0.09	7.29	$270

The following information is provided for share options under the MRP Share Incentive Plan:

	Year Ended December 31,
	2017	2016	2015
Weighted average grant date fair value	$0.08	$—	$0.03

Proceeds from the exercise of share options	$173	$—	$—

Intrinsic value of share options exercised	$6	$—	$—

Summary of Assumptions Used to Estimate Fair Values of Stock Options

The fair values of share options granted under the MRP Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

	Year Ended December 31,
	2017	2015
Expected dividend yield	—	—
Expected stock price volatility	45.00%	45.00%
Risk-free interest rate	4.47%	4.08%
Expected term (years)	5.9	5.4

Summary of Restricted Shares Activity

A summary of restricted shares activity under the MRP Share Incentive Plan for the year ended December 31, 2017, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2017	49,255,708	$0.09
Granted	7,298,372	0.16
Vested	(2,826,644)	0.16
Forfeited	(5,081,073)	0.09

Unvested as of December 31, 2017	48,646,363	$0.10

The following information is provided for restricted shares under the MRP Share Incentive Plan:

	Year Ended December 31,
	2017	2016	2015
Weighted average grant date fair value	$0.16	$—	$0.08

Grant date fair value of restricted shares vested	$454	$3,280	$6,989